Consolidated Statements of Profit or Loss and Other Comprehensive Income - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Revenue		€ 7,778	€ 6,953	€ 13,375
Cost of sales		3,523	0	0
Gross profit		4,255	6,953	13,375
Research and development costs		295,867	260,904	191,621
Selling, general and administrative expenses		160,180	76,669	48,473
Operating profit/(loss)		(451,792)	(330,620)	(226,719)
Share of profit/(loss) of associate		12,041	(9,524)	(8,113)
Finance income		59,718	1,812	17,803
Finance expenses		3,911	80,842	1,221
Profit/(loss) before tax		(383,944)	(419,174)	(218,250)
Tax on profit/(loss) for the year		367	219	234
Net profit/(loss) for the year		(383,577)	(418,955)	(218,016)
Attributable to owners of the Company		€ (383,577)	€ (418,955)	€ (218,016)
Basic and diluted earnings/(loss) per share		€ (7.00)	€ (8.28)	€ (4.69)
Weighted average number of shares used for calculation (basic and diluted)	[1]	54,771,763	50,616,528	46,506,862
Statement of comprehensive income [abstract]
Net profit/(loss) for the year		€ (383,577)	€ (418,955)	€ (218,016)
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translating foreign operations		3,855	(42)	(37)
Other comprehensive income/(loss) for the year, net of tax		3,855	(42)	(37)
Total comprehensive income/(loss)		(379,722)	(418,997)	(218,053)
Attributable to owners of the Company		€ (379,722)	€ (418,997)	€ (218,053)

[1]	A total of 7,085,073 warrants outstanding as of December 31, 2021 (a total of 6,148,004 warrants and 5,820,211 warrants outstanding as of December 31, 2020 and 2019, respectively) can potentially dilute earnings per share in the future but have not been included in the calculation of diluted earnings per share because they are antidilutive for the periods presented.